GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 23, 2019	Feb. 24, 2018
Goodwill [Roll Forward]
Balance at beginning of year		$ 1,183.3	$ 1,167.8
Acquisitions and related adjustments		0.0	157.8
Impairment	$ (142.3)	0.0	(142.3)
Balance at end of year		$ 1,183.3	$ 1,183.3